Balance sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	40,000,000	30,000,000
Common stock, shares, issued	20,545,752	2,659,262	1,816,467
Common stock, shares outstanding	20,545,752	2,659,262	1,816,467
Series A Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	5,198,826	5,198,826
Convertible preferred stock, shares issued	0	5,198,826	5,198,826
Convertible preferred stock, shares outstanding	0	5,198,826	5,198,826
Convertible preferred stock, liquidation preference	$ 0	$ 4,086	$ 4,086
Series A-1 Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	4,373,481	4,373,481
Convertible preferred stock, shares issued	0	4,356,931	4,356,931
Convertible preferred stock, shares outstanding	0	4,356,931	4,356,931
Convertible preferred stock, liquidation preference	$ 0	$ 7,900	$ 7,900
Series B Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	6,066,345	7,413,365
Convertible preferred stock, shares issued	0	6,009,202	6,009,202
Convertible preferred stock, shares outstanding	0	6,009,202	6,009,202
Convertible preferred stock, liquidation preference	$ 0	$ 16,212	$ 16,212
Series C Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	5,274,679
Convertible preferred stock, shares issued	0	5,274,674
Convertible preferred stock, shares outstanding	0	5,274,674
Convertible preferred stock, liquidation preference	$ 0	$ 20,000